INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 31
Deferred tax provision	0	0	0	0
Parent Company [Member]
Current tax provision	0	0	0	0
Provision for income taxes					0	0
Capital Award, Capital Stage, Capital Hero [Member]
Current tax provision	0	0	0	0
Provision for income taxes					0	0
Tri Way Industries Limited [Member]
Current tax provision	0	0	0	0
Provision for income taxes					0	0
Meiji and Apwam [Member]
Current tax provision	0	0	0	0
Provision for income taxes					0	0
Jhsf, jhmc, hsa, jfd And Sjap [Member]
Current tax provision	0	0	0	0
Provision for income taxes					0	0
Hsa [Member]
Provision for income taxes					$ 0	$ 31